Share-based Payment Expense - Summary of Weighted Average Remaining Contractual Life for Savings_related Share Option Schemes (Detail)	Dec. 31, 2017 EUR (€) shares yr	Dec. 31, 2017 GBP (£) shares yr	Dec. 31, 2016 EUR (€) shares yr	Dec. 31, 2016 GBP (£) shares yr	Dec. 31, 2015 EUR (€) shares yr	Dec. 31, 2015 GBP (£) shares yr	Dec. 31, 2014 shares
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted average remaining contractual life for the share options outstanding at 31 December (years) | yr	2.53	2.53	2.46	2.46	3.86	3.86
2010 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted average remaining contractual life for the share options outstanding at 31 December (years) | yr	1.90	1.90	2.41	2.41	1.96	1.96
Currency denominated options outstanding at end of year (number)	1,556,299	1,556,299	1,402,174	1,402,174	593,177	593,177	894,548
Pound Sterling [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Currency denominated options outstanding at end of year (number)	5,664	5,664	5,664	5,664	15,914	15,914
Pound Sterling [member] | 2010 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Currency denominated options outstanding at end of year (number)	1,251,336	1,251,336	1,081,812	1,081,812	272,118	272,118
Euro [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Currency denominated options outstanding at end of year (number)	1,436,115	1,436,115	2,991,831	2,991,831	8,604,776	8,604,776
Euro [Member] | 2010 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Currency denominated options outstanding at end of year (number)	304,963	304,963	320,362	320,362	321,059	321,059
Minimum [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Range of exercise prices	€ 16.19	£ 15.30	€ 16.19	£ 15.30	€ 16.19	£ 13.64
Minimum [member] | 2010 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Range of exercise prices	13.64	12.22	12.82	11.55	12.82	11.19
Maximum [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Range of exercise prices	21.52	17.19	29.86	17.19	29.86	18.02
Maximum [member] | 2010 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Range of exercise prices	€ 27.86	£ 24.51	€ 21.12	£ 16.16	€ 21.12	£ 15.54